Note 8 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Beginning balance	$ 912	$ 830
Additions	0	82
Lapses in statues of limitations	(494)	0
Ending balance	$ 418	$ 912